Deposits (Tables)	12 Months Ended
Mar. 31, 2025
Deposit Assets [Abstract]
Schedule of deposits [Table Text Block]
Description	2025	2024

ANDE*	6,524	-
Bodens Energi	$274	$258
Atnorth	310	292
Equipment deposits	78,647	26,307
Vattenfall AB	1,263	1,191
Deposits, gross	87,018	28,048

Equipment deposit provision, opening	(12,131)	(27,331)
Equipment deposit provision, reclassed	-	15,200
Equipment deposit provision	(12,131)	(12,131)
Deposits, net	$74,887	$15,917